Employee Benefit Plans (Employer Contributions) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Pension Benefits [Member]
Employer contributions	$ 161,677,000	$ 297,933,000
Qualified pension plan [Member]
Employer contributions	140,000,000	280,000,000
Employer contributions made in current year that would normally have been made in next fiscal year	140,000,000	140,000,000
Supplemental Executive Retirement Plan [Member]
Estimated contributions to defined benefit plans in next fiscal year	23,100,000
Other Postretirement Plans [Member]
Employer contributions	(287,000)	360,000
Estimated contributions to defined benefit plans in next fiscal year	$ 300,000